Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of comprehensive income (loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions [Line Items]
Revenues			$ 201,614
Less: Cost of revenues			(200,954)
Gross profit			660
General and administrative expenses	(6,267,334)	(5,505,559)	(8,651,816)
Share of profit in subsidiaries, net (Note a)	13,202,527	8,404,632	5,317,315
Other income	6,365	46,904	66,806
Other expenses	(124,986)	(7,739)	(2,741)
Income (loss) before income tax	6,816,572	2,938,238	(3,269,776)
Provision for income tax
Net income (loss)	6,816,572	2,938,238	(3,269,776)
Other comprehensive (loss) income
Foreign currency translation gain (loss)	2,592,748	(549,015)	(411,973)
Comprehensive income (loss)	$ 9,409,320	$ 2,389,223	$ (3,681,749)